UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	16.22%	5.38%	9.22%
Class M (incl. 3.50% sales charge)	18.72%	5.64%	9.24%
Class C (incl. contingent deferred sales charge)	21.39%	5.82%	9.05%
Class I	23.64%	6.95%	10.16%
Class Z	23.84%	7.09%	10.26%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class A on December 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Period Ending Values
$24,165	Fidelity Advisor® Mid Cap II Fund - Class A
$33,119	S&P MidCap 400® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll in 2019, with the S&P 500® index soaring 31.49% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global economic growth and trade. After a rough end to 2018, equities sharply reversed course to begin the new year amid upbeat company earnings and signs the Federal Reserve may pause on rates. The uptrend continued until May, when the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to record a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, as the Treasury yield curve inverted, which some investors viewed as a sign the U.S. economy could be heading for recession. But the market proved resilient, hitting a new high on October 30, when the Fed lowered rates for the third time in 2019, and moving even higher through year-end. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year result in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also stood out. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the broader market: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%).

Comments from Co-Portfolio Managers Thomas Allen and Daniel Sherwood:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 22% to 24%, trailing the 26.20% advance of the benchmark S&P MidCap 400® Index. Versus the benchmark, portfolio's positioning among industrials stocks detracted the most from performance in 2019. Lackluster investment choices in materials, consumer discretionary and information technology also hurt. A cash position of roughly 3%, on average, further weighed on the fund's relative result in a rising stock market. In terms of individual holdings, fertilizer stock Mosaic was the largest relative detractor, returning -25% the past year. Concerns about trade with China, along with historic rain and flooding that significantly delayed planting in the U.S. “Corn Belt,” forced the company to reduce financial guidance for the full year. Spirit Airlines also hampered relative performance this period, returning -30%. An overweight stake in chemical company Chemours (-33%) also proved disappointing. In contrast, the portfolio's positioning in utilities lifted our relative result. Picks in energy, consumer staples and communication services added considerable value, but were partly offset by sizable overweightings in each of those lagging sectors. The top relative contributor was Euronet Worldwide, a provider of payment and transaction processing. Our stake here gained about 55%, mainly due to a strong first half of 2019 for the stock. Oil & gas exploration & production company Anadarko Petroleum (+64%) also aided the fund’s performance. The stock moved sharply higher in April after the company became the target of a bidding war between Chevron and Occidental Petroleum, and we exited the majority of our position by the end of that month. All contributors and detractors mentioned here were outside our benchmark, except for Chemours.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On February 22, 2019, Daniel Sherwood assumed co-management responsibilities for the fund, joining Co-Manager Thomas Allen.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Activision Blizzard, Inc.	2.0
The AES Corp.	2.0
Electronic Arts, Inc.	1.8
FleetCor Technologies, Inc.	1.6
Euronet Worldwide, Inc.	1.6
Deckers Outdoor Corp.	1.5
ITT, Inc.	1.4
Zimmer Biomet Holdings, Inc.	1.3
Akamai Technologies, Inc.	1.3
Nomad Foods Ltd.	1.2
15.7

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Information Technology	19.1
Financials	14.6
Industrials	13.4
Health Care	10.3
Materials	7.9

Asset Allocation (% of fund's net assets)

As of December 31, 2019 *
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 16.8%

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 5.8%
Entertainment - 4.4%
Activision Blizzard, Inc.	538,240	$31,982,220
Electronic Arts, Inc. (a)	260,010	27,953,675
Lions Gate Entertainment Corp.:
Class A (a)(b)	187,775	2,001,682
Class B (a)	109,350	1,085,846
World Wrestling Entertainment, Inc. Class A (b)	105,100	6,817,837
		69,841,260
Media - 1.4%
Interpublic Group of Companies, Inc.	528,594	12,210,521
News Corp. Class A	146,000	2,064,440
The New York Times Co. Class A (b)	243,410	7,830,500
		22,105,461

TOTAL COMMUNICATION SERVICES		91,946,721

CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	123,400	5,355,560
Churchill Downs, Inc.	6,800	932,960
Dine Brands Global, Inc. (b)	103,440	8,639,309
Eldorado Resorts, Inc. (a)	82,849	4,941,114
Hilton Grand Vacations, Inc. (a)	170,300	5,856,617
Jubilant Foodworks Ltd.	37,096	858,997
Penn National Gaming, Inc. (a)	97,000	2,479,320
The Restaurant Group PLC	139,333	300,834
Wyndham Hotels & Resorts, Inc.	112,178	7,045,900
		36,410,611
Household Durables - 0.5%
KB Home	84,800	2,906,096
Toll Brothers, Inc.	110,000	4,346,100
		7,252,196
Internet & Direct Marketing Retail - 0.1%
Naspers Ltd. Class N	6,800	1,112,800
Prosus NV (a)	6,800	507,462
		1,620,262
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	129,200	12,151,260
Specialty Retail - 0.3%
Williams-Sonoma, Inc.	70,400	5,170,176
Textiles, Apparel & Luxury Goods - 2.4%
Capri Holdings Ltd. (a)	71,820	2,739,933
Deckers Outdoor Corp. (a)	140,575	23,737,495
PVH Corp.	112,800	11,860,920
		38,338,348

TOTAL CONSUMER DISCRETIONARY		100,942,853

CONSUMER STAPLES - 6.5%
Beverages - 0.5%
C&C Group PLC (United Kingdom)	1,607,205	8,653,994
Food & Staples Retailing - 1.9%
Performance Food Group Co. (a)	264,112	13,596,486
U.S. Foods Holding Corp. (a)	387,800	16,244,942
		29,841,428
Food Products - 3.1%
Conagra Brands, Inc.	262,815	8,998,786
Ezaki Glico Co. Ltd.	117,600	5,265,510
Nomad Foods Ltd. (a)	809,400	18,106,278
Post Holdings, Inc. (a)	74,200	8,095,220
TreeHouse Foods, Inc. (a)	161,200	7,818,200
		48,283,994
Household Products - 0.9%
Essity AB Class B	242,900	7,826,658
Spectrum Brands Holdings, Inc.	103,400	6,647,586
		14,474,244
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	69,900	2,164,104

TOTAL CONSUMER STAPLES		103,417,764

ENERGY - 4.6%
Energy Equipment & Services - 1.0%
Baker Hughes, A GE Co. Class A	323,600	8,293,868
Helmerich & Payne, Inc.	60,400	2,743,972
Oceaneering International, Inc. (a)	286,100	4,265,751
		15,303,591
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.	110,800	1,929,028
Cheniere Energy, Inc. (a)	210,000	12,824,700
Cimarex Energy Co.	49,100	2,577,259
Devon Energy Corp.	179,300	4,656,421
Encana Corp.	936,442	4,391,913
Noble Energy, Inc.	554,740	13,779,742
Par Pacific Holdings, Inc. (a)	212,400	4,936,176
Suncor Energy, Inc.	165,500	5,424,266
World Fuel Services Corp.	145,900	6,334,978
		56,854,483

TOTAL ENERGY		72,158,074

FINANCIALS - 14.6%
Banks - 6.8%
Bank OZK	100,000	3,050,500
BankUnited, Inc.	102,235	3,737,712
Boston Private Financial Holdings, Inc.	517,267	6,222,722
CIT Group, Inc.	160,100	7,305,363
CVB Financial Corp.	242,951	5,242,883
East West Bancorp, Inc.	21,000	1,022,700
First Horizon National Corp.	555,800	9,204,048
FNB Corp., Pennsylvania	178,000	2,260,600
Great Western Bancorp, Inc.	41,300	1,434,762
Heartland Financial U.S.A., Inc.	17,800	885,372
Huntington Bancshares, Inc.	1,180,857	17,807,324
KeyCorp	185,900	3,762,616
Lakeland Financial Corp.	19,729	965,340
M&T Bank Corp.	60,100	10,201,975
PacWest Bancorp	165,800	6,345,166
Prosperity Bancshares, Inc.	22,400	1,610,336
Signature Bank	61,700	8,428,837
UMB Financial Corp.	58,800	4,036,032
Union Bankshares Corp.	144,000	5,407,200
Univest Corp. of Pennsylvania	18,400	492,752
Valley National Bancorp	127,800	1,463,310
Wintrust Financial Corp.	105,900	7,508,310
		108,395,860
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	19,100	1,618,534
Ameriprise Financial, Inc.	29,087	4,845,312
Cboe Global Markets, Inc.	23,000	2,760,000
CRISIL Ltd.	23,326	623,596
Legg Mason, Inc.	61,400	2,204,874
Moody's Corp.	30,800	7,312,228
Raymond James Financial, Inc.	61,024	5,459,207
		24,823,751
Consumer Finance - 1.2%
Capital One Financial Corp.	53,500	5,505,685
OneMain Holdings, Inc.	32,900	1,386,735
Synchrony Financial	328,800	11,840,088
		18,732,508
Insurance - 4.1%
Alleghany Corp. (a)	4,100	3,278,237
Bajaj Finserv Ltd.	11,588	1,525,473
Chubb Ltd.	51,093	7,953,136
Hiscox Ltd.	320,795	6,050,933
Hyundai Fire & Marine Insurance Co. Ltd.	57,002	1,329,310
Old Republic International Corp.	329,900	7,379,863
Primerica, Inc.	125,858	16,432,020
Principal Financial Group, Inc.	248,400	13,662,000
Reinsurance Group of America, Inc.	42,791	6,977,500
		64,588,472
Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd.	219,929	11,434,109
Housing Development Finance Corp. Ltd.	89,826	3,037,064
		14,471,173

TOTAL FINANCIALS		231,011,764

HEALTH CARE - 10.3%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	107,800	11,658,570
Argenx SE ADR (a)	9,000	1,444,680
FibroGen, Inc. (a)	98,300	4,216,087
Sarepta Therapeutics, Inc. (a)	42,900	5,535,816
		22,855,153
Health Care Equipment & Supplies - 5.6%
Boston Scientific Corp. (a)	271,010	12,255,072
Dentsply Sirona, Inc.	26,900	1,522,271
Envista Holdings Corp. (a)	155,700	4,614,948
Hill-Rom Holdings, Inc.	48,400	5,494,852
Hologic, Inc. (a)	256,000	13,365,760
Medtronic PLC	69,100	7,839,395
ResMed, Inc.	33,927	5,257,667
STERIS PLC	67,200	10,242,624
The Cooper Companies, Inc.	24,839	7,980,522
Zimmer Biomet Holdings, Inc.	134,300	20,102,024
		88,675,135
Health Care Providers & Services - 2.6%
Centene Corp. (a)	205,600	12,926,072
Cigna Corp.	20,100	4,110,249
HCA Holdings, Inc.	64,955	9,600,999
HealthEquity, Inc. (a)	62,700	4,644,189
Universal Health Services, Inc. Class B	69,000	9,898,740
		41,180,249
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	13,313	1,015,116
Thermo Fisher Scientific, Inc.	27,630	8,976,158
		9,991,274
Pharmaceuticals - 0.0%
Theravance Biopharma, Inc. (a)	3,783	97,942

TOTAL HEALTH CARE		162,799,753

INDUSTRIALS - 13.4%
Aerospace & Defense - 0.0%
MTU Aero Engines Holdings AG	1,700	485,494
Air Freight & Logistics - 0.9%
XPO Logistics, Inc. (a)	183,688	14,639,934
Airlines - 0.6%
Allegiant Travel Co.	15,500	2,697,620
Copa Holdings SA Class A	15,700	1,696,856
Spirit Airlines, Inc. (a)	111,445	4,492,348
		8,886,824
Building Products - 0.4%
Johnson Controls International PLC	175,371	7,139,353
Commercial Services & Supplies - 1.3%
Knoll, Inc.	276,863	6,993,559
Stericycle, Inc. (a)(b)	202,908	12,947,559
		19,941,118
Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	180,000	8,487,000
Fluor Corp.	178,900	3,377,632
Jacobs Engineering Group, Inc.	108,286	9,727,331
		21,591,963
Electrical Equipment - 3.2%
AMETEK, Inc.	86,800	8,657,432
Generac Holdings, Inc. (a)	123,200	12,392,688
Hubbell, Inc. Class B	103,500	15,299,370
Regal Beloit Corp.	103,802	8,886,489
Sunrun, Inc. (a)(b)	368,507	5,089,082
		50,325,061
Industrial Conglomerates - 0.4%
Smiths Group PLC	298,659	6,673,835
Machinery - 4.4%
Allison Transmission Holdings, Inc.	134,700	6,508,704
Flowserve Corp.	143,000	7,117,110
Gardner Denver Holdings, Inc. (a)	185,900	6,818,812
Ingersoll-Rand PLC	105,372	14,006,046
ITT, Inc.	293,959	21,726,510
Rexnord Corp. (a)	424,795	13,856,813
		70,033,995
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	43,400	1,555,456
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	288,600	11,607,492

TOTAL INDUSTRIALS		212,880,525

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 0.4%
Ericsson (B Shares)	814,600	7,117,825
Electronic Equipment & Components - 2.6%
CDW Corp.	87,351	12,477,217
Keysight Technologies, Inc. (a)	6,147	630,867
Samsung SDI Co. Ltd.	38,420	7,845,973
TE Connectivity Ltd.	78,530	7,526,315
Zebra Technologies Corp. Class A (a)	47,200	12,056,768
		40,537,140
IT Services - 11.6%
Akamai Technologies, Inc. (a)	232,537	20,086,546
Black Knight, Inc. (a)	118,200	7,621,536
Cognizant Technology Solutions Corp. Class A	62,750	3,891,755
EPAM Systems, Inc. (a)	40,400	8,571,264
Euronet Worldwide, Inc. (a)	158,991	25,050,622
FleetCor Technologies, Inc. (a)	90,364	25,999,530
Genpact Ltd.	392,143	16,536,670
Global Payments, Inc.	62,303	11,374,036
GoDaddy, Inc. (a)	172,600	11,722,992
Indra Sistemas SA (a)	371,800	4,245,549
KBR, Inc.	420,400	12,822,200
Leidos Holdings, Inc.	16,500	1,615,185
Maximus, Inc.	55,800	4,150,962
PayPal Holdings, Inc. (a)	41,800	4,521,506
Sabre Corp.	59,400	1,332,936
Tech Mahindra Ltd.	362,500	3,872,661
Verra Mobility Corp. (a)	652,000	9,121,480
Visa, Inc. Class A	60,700	11,405,530
		183,942,960
Semiconductors & Semiconductor Equipment - 4.0%
First Solar, Inc. (a)(b)	64,800	3,626,208
Marvell Technology Group Ltd.	414,500	11,009,120
MKS Instruments, Inc.	74,100	8,151,741
NXP Semiconductors NV	94,500	12,026,070
Qualcomm, Inc.	156,100	13,772,703
Semtech Corp. (a)	89,019	4,709,105
SolarEdge Technologies, Inc. (a)	101,900	9,689,671
		62,984,618
Software - 0.5%
Adobe, Inc. (a)	18,800	6,200,428
CDK Global, Inc.	27,500	1,503,700
		7,704,128

TOTAL INFORMATION TECHNOLOGY		302,286,671

MATERIALS - 7.9%
Chemicals - 3.6%
Ashland Global Holdings, Inc.	37,457	2,866,584
CF Industries Holdings, Inc.	80,310	3,833,999
Element Solutions, Inc. (a)	739,300	8,635,024
Innospec, Inc.	28,637	2,962,211
LG Chemical Ltd.	20,214	5,553,585
Orion Engineered Carbons SA	353,200	6,816,760
The Chemours Co. LLC	383,500	6,937,515
The Mosaic Co.	533,800	11,551,432
W.R. Grace & Co.	107,700	7,522,845
		56,679,955
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	21,000	5,872,440
Taiheiyo Cement Corp.	42,800	1,256,313
		7,128,753
Containers & Packaging - 1.9%
Aptargroup, Inc.	35,900	4,150,758
Avery Dennison Corp.	86,100	11,263,602
Crown Holdings, Inc. (a)	202,700	14,703,858
		30,118,218
Metals & Mining - 1.9%
B2Gold Corp.	2,127,500	8,535,886
Barrick Gold Corp.	751,037	13,961,778
Pan American Silver Corp. rights (a)(c)	339,900	3
Torex Gold Resources, Inc. (a)	502,200	7,935,885
		30,433,552

TOTAL MATERIALS		124,360,478

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Alexandria Real Estate Equities, Inc.	48,000	7,755,840
American Homes 4 Rent Class A	146,100	3,829,281
Corporate Office Properties Trust (SBI)	231,900	6,813,222
Douglas Emmett, Inc.	117,700	5,167,030
Duke Realty Corp.	115,400	4,000,918
Federal Realty Investment Trust (SBI)	28,800	3,707,424
Healthcare Trust of America, Inc.	124,200	3,760,776
Hibernia (REIT) PLC	1,384,713	2,190,058
Highwoods Properties, Inc. (SBI)	262,100	12,819,311
Invitation Homes, Inc.	128,900	3,863,133
National Retail Properties, Inc.	188,800	10,123,456
Outfront Media, Inc.	187,700	5,034,114
Realty Income Corp.	109,700	8,077,211
Safestore Holdings PLC	893,766	9,542,092
Store Capital Corp.	155,592	5,794,246
Urban Edge Properties	217,300	4,167,814
VEREIT, Inc.	312,200	2,884,728
		99,530,654
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	79,791	4,890,390
Wing Tai Holdings Ltd.	914,500	1,373,501
		6,263,891

TOTAL REAL ESTATE		105,794,545

UTILITIES - 4.2%
Independent Power and Renewable Electricity Producers - 4.2%
Clearway Energy, Inc. Class C	588,380	11,738,181
NextEra Energy Partners LP	226,600	11,930,490
The AES Corp.	1,580,900	31,459,910
Vistra Energy Corp.	490,834	11,284,274
		66,412,855
TOTAL COMMON STOCKS
(Cost $1,147,565,502)		1,574,012,003

Money Market Funds - 2.3%
Fidelity Cash Central Fund 1.58% (d)	8,713,191	8,714,933
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	27,534,188	27,536,942
TOTAL MONEY MARKET FUNDS
(Cost $36,251,797)		36,251,875
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $1,183,817,299)		1,610,263,878
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(28,225,991)
NET ASSETS - 100%		$1,582,037,887

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,336,408
Fidelity Securities Lending Cash Central Fund	132,012
Total	$1,468,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$91,946,721	$91,946,721	$--	$--
Consumer Discretionary	100,942,853	99,830,053	1,112,800	--
Consumer Staples	103,417,764	103,417,764	--	--
Energy	72,158,074	72,158,074	--	--
Financials	231,011,764	231,011,764	--	--
Health Care	162,799,753	162,799,753	--	--
Industrials	212,880,525	212,880,525	--	--
Information Technology	302,286,671	295,168,846	7,117,825	--
Materials	124,360,478	123,104,162	1,256,313	3
Real Estate	105,794,545	105,794,545	--	--
Utilities	66,412,855	66,412,855	--	--
Money Market Funds	36,251,875	36,251,875	--	--
Total Investments in Securities:	$1,610,263,878	$1,600,776,937	$9,486,938	$3

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Ireland	3.1%
Bermuda	2.8%
Canada	2.7%
British Virgin Islands	1.4%
United Kingdom	1.0%
Switzerland	1.0%
Korea (South)	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $26,898,480) — See accompanying schedule: Unaffiliated issuers (cost $1,147,565,502)	$1,574,012,003
Fidelity Central Funds (cost $36,251,797)	36,251,875
Total Investment in Securities (cost $1,183,817,299)		$1,610,263,878
Cash		2,634
Foreign currency held at value (cost $28,072)		28,703
Receivable for investments sold		377,838
Receivable for fund shares sold		727,394
Dividends receivable		1,341,564
Distributions receivable from Fidelity Central Funds		80,797
Prepaid expenses		2,429
Other receivables		30,799
Total assets		1,612,856,036
Liabilities
Payable for fund shares redeemed	$1,885,764
Accrued management fee	696,675
Distribution and service plan fees payable	349,290
Other affiliated payables	290,525
Other payables and accrued expenses	56,394
Collateral on securities loaned	27,539,501
Total liabilities		30,818,149
Net Assets		$1,582,037,887
Net Assets consist of:
Paid in capital		$1,166,651,845
Total accumulated earnings (loss)		415,386,042
Net Assets		$1,582,037,887
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($653,829,332 ÷ 33,855,482 shares)(a)		$19.31
Maximum offering price per share (100/94.25 of $19.31)		$20.49
Class M:
Net Asset Value and redemption price per share ($311,665,200 ÷ 16,598,636 shares)(a)		$18.78
Maximum offering price per share (100/96.50 of $18.78)		$19.46
Class C:
Net Asset Value and offering price per share ($104,616,946 ÷ 6,220,355 shares)(a)		$16.82
Class I:
Net Asset Value, offering price and redemption price per share ($469,139,261 ÷ 23,470,287 shares)		$19.99
Class Z:
Net Asset Value, offering price and redemption price per share ($42,787,148 ÷ 2,142,246 shares)		$19.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$24,741,156
Income from Fidelity Central Funds (including $132,012 from security lending)		1,468,420
Total income		26,209,576
Expenses
Management fee	$9,609,796
Transfer agent fees	3,448,764
Distribution and service plan fees	4,429,063
Accounting and security lending fees	552,439
Custodian fees and expenses	34,858
Independent trustees' fees and expenses	10,200
Registration fees	90,181
Audit	69,885
Legal	7,195
Interest	601
Miscellaneous	14,323
Total expenses before reductions	18,267,305
Expense reductions	(151,032)
Total expenses after reductions		18,116,273
Net investment income (loss)		8,093,303
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,793,237)
Fidelity Central Funds	4,530
Foreign currency transactions	9,303
Total net realized gain (loss)		(3,779,404)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	399,488,747
Fidelity Central Funds	(2,410)
Assets and liabilities in foreign currencies	848
Total change in net unrealized appreciation (depreciation)		399,487,185
Net gain (loss)		395,707,781
Net increase (decrease) in net assets resulting from operations		$403,801,084

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,093,303	$6,573,704
Net realized gain (loss)	(3,779,404)	248,602,275
Change in net unrealized appreciation (depreciation)	399,487,185	(617,045,236)
Net increase (decrease) in net assets resulting from operations	403,801,084	(361,869,257)
Distributions to shareholders	(71,630,952)	(205,247,641)
Share transactions - net increase (decrease)	(728,230,772)	(95,766,671)
Total increase (decrease) in net assets	(396,060,640)	(662,883,569)
Net Assets
Beginning of period	1,978,098,527	2,640,982,096
End of period	$1,582,037,887	$1,978,098,527

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mid Cap II Fund Class A

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.21	$20.94	$18.78	$17.64	$18.83
Income from Investment Operations
Net investment income (loss)A	.08	.04	.06	.04	.01
Net realized and unrealized gain (loss)	3.64	(3.06)	3.69	1.99	(.36)
Total from investment operations	3.72	(3.02)	3.75	2.03	(.35)
Distributions from net investment income	(.08)	(.04)	(.05)	(.04)	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	(.62)	(1.71)	(1.59)	(.89)B	(.84)
Net asset value, end of period	$19.31	$16.21	$20.94	$18.78	$17.64
Total ReturnC,D	23.31%	(15.10)%	20.25%	11.59%	(1.85)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	1.04%	1.05%	1.07%	1.06%
Expenses net of fee waivers, if any	1.04%	1.04%	1.05%	1.06%	1.05%
Expenses net of all reductions	1.03%	1.03%	1.05%	1.06%	1.05%
Net investment income (loss)	.43%	.21%	.31%	.24%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$653,829	$552,289	$714,876	$778,567	$827,590
Portfolio turnover rateG	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.842 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class M

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$20.43	$18.37	$17.28	$18.50
Income from Investment Operations
Net investment income (loss)A	.03	(.01)	.02	–B	(.03)
Net realized and unrealized gain (loss)	3.55	(2.97)	3.59	1.94	(.35)
Total from investment operations	3.58	(2.98)	3.61	1.94	(.38)
Distributions from net investment income	(.03)	–B	(.01)	–B	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	(.58)C	(1.67)	(1.55)	(.85)D	(.84)
Net asset value, end of period	$18.78	$15.78	$20.43	$18.37	$17.28
Total ReturnE,F	23.03%	(15.26)%	19.91%	11.32%	(2.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%	1.28%	1.29%	1.30%	1.29%
Expenses net of fee waivers, if any	1.28%	1.28%	1.29%	1.30%	1.29%
Expenses net of all reductions	1.27%	1.27%	1.28%	1.29%	1.29%
Net investment income (loss)	.20%	(.03)%	.08%	.01%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$311,665	$285,590	$375,688	$374,184	$384,755
Portfolio turnover rateI	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.543 per share.

 D Total distributions of $.85 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.842 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class C

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.23	$18.70	$17.01	$16.14	$17.43
Income from Investment Operations
Net investment income (loss)A	(.06)	(.10)	(.08)	(.08)	(.12)
Net realized and unrealized gain (loss)	3.19	(2.70)	3.31	1.79	(.33)
Total from investment operations	3.13	(2.80)	3.23	1.71	(.45)
Distributions from net investment income	–	–B	–	–	–
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	(.54)	(1.67)	(1.54)	(.84)	(.84)
Net asset value, end of period	$16.82	$14.23	$18.70	$17.01	$16.14
Total ReturnC,D	22.39%	(15.72)%	19.27%	10.73%	(2.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.84%	1.81%	1.82%	1.83%	1.82%
Expenses net of fee waivers, if any	1.84%	1.81%	1.81%	1.83%	1.82%
Expenses net of all reductions	1.83%	1.80%	1.81%	1.83%	1.82%
Net investment income (loss)	(.36)%	(.56)%	(.45)%	(.52)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$104,617	$167,310	$239,688	$233,764	$252,140
Portfolio turnover rateG	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class I

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.75	$21.57	$19.31	$18.11	$19.27
Income from Investment Operations
Net investment income (loss)A	.14	.11	.13	.10	.07
Net realized and unrealized gain (loss)	3.76	(3.16)	3.79	2.04	(.37)
Total from investment operations	3.90	(3.05)	3.92	2.14	(.30)
Distributions from net investment income	(.12)	(.10)	(.12)	(.09)	(.03)
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	(.66)	(1.77)	(1.66)	(.94)B	(.86)C
Net asset value, end of period	$19.99	$16.75	$21.57	$19.31	$18.11
Total ReturnD	23.64%	(14.80)%	20.55%	11.90%	(1.52)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.75%	.75%	.76%	.77%	.77%
Net investment income (loss)	.72%	.50%	.60%	.54%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$469,139	$926,420	$1,274,022	$909,724	$1,225,670
Portfolio turnover rateG	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.94 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.842 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.837 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class Z

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.74	$21.57	$19.31	$18.11	$19.27
Income from Investment Operations
Net investment income (loss)A	.16	.13	.15	.12	.09
Net realized and unrealized gain (loss)	3.77	(3.17)	3.80	2.05	(.36)
Total from investment operations	3.93	(3.04)	3.95	2.17	(.27)
Distributions from net investment income	(.16)	(.13)	(.15)	(.12)	(.05)
Distributions from net realized gain	(.54)	(1.67)	(1.54)	(.84)	(.84)
Total distributions	(.70)	(1.79)B	(1.69)	(.97)C	(.89)
Net asset value, end of period	$19.97	$16.74	$21.57	$19.31	$18.11
Total ReturnD,E	23.84%	(14.74)%	20.71%	12.06%	(1.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.63%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.63%	.63%	.63%	.64%	.64%
Expenses net of all reductions	.62%	.62%	.63%	.63%	.64%
Net investment income (loss)	.85%	.63%	.73%	.67%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$42,787	$46,490	$36,707	$19,724	$25,716
Portfolio turnover rateH	31%	49%	37%	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.79 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $1.665 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.842 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), excise tax regulations and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$462,744,358
Gross unrealized depreciation	(42,632,373)
Net unrealized appreciation (depreciation)	$420,111,985
Tax Cost	$1,190,151,893

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$420,113,512

The Fund intends to elect to defer to its next fiscal year $4,727,468 of capital losses recognized during the period November 1,2019 to December 31,2019.

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$6,240,541	$ 7,343,600
Long-term Capital Gains	65,390,411	197,904,041
Total	$71,630,952	$ 205,247,641

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $541,257,214 and $1,209,922,428, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,604,798	$24,529
Class M	.25%	.25%	1,552,618	5,975
Class C	.75%	.25%	1,271,647	91,150
			$4,429,063	$121,654

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$104,025
Class M	15,633
Class C(a)	6,872
$126,530

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,351,505.21
Class M	613,344.20
Class C	319,829.25
Class I	1,142,532.17
Class Z	21,554.05
	$3,448,764

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Mid Cap II Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Mid Cap II Fund	$31,024

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Mid Cap II Fund	Borrower	$6,000,500	1.80%	$601

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,320 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $7,296. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $5,903 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $118,977 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $914.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,701.

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $14,440 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Class A	$20,929,015	$55,789,957
Class M	10,310,135	28,855,401
Class C	6,261,231	19,259,794
Class I	32,268,508	96,920,383
Class Z	1,862,063	4,422,106
Total	$71,630,952	$205,247,641

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Class A
Shares sold	6,018,817	3,435,307	$108,834,695	$71,425,481
Reinvestment of distributions	1,156,941	3,051,630	20,483,617	54,706,187
Shares redeemed	(7,387,355)	(6,566,093)	(134,150,106)	(133,913,706)
Net increase (decrease)	(211,597)	(79,156)	$(4,831,794)	$(7,782,038)
Class M
Shares sold	1,868,269	2,309,065	$32,889,030	$46,600,408
Reinvestment of distributions	595,717	1,634,682	10,198,826	28,557,814
Shares redeemed	(3,965,767)	(4,231,655)	(69,732,429)	(84,937,371)
Net increase (decrease)	(1,501,781)	(287,908)	$(26,644,573)	$(9,779,149)
Class C
Shares sold	451,443	986,756	$7,102,322	$18,067,536
Reinvestment of distributions	402,597	1,191,844	6,167,787	18,856,834
Shares redeemed	(6,387,329)	(3,239,435)	(100,614,038)	(58,387,760)
Net increase (decrease)	(5,533,289)	(1,060,835)	$(87,343,929)	$(21,463,390)
Class I
Shares sold	3,722,004	7,607,971	$69,038,233	$160,590,187
Reinvestment of distributions	1,700,482	5,040,694	31,038,627	93,219,876
Shares redeemed	(37,273,662)	(16,391,129)	(697,485,220)	(338,552,290)
Net increase (decrease)	(31,851,176)	(3,742,464)	$(597,408,360)	$(84,742,227)
Class Z
Shares sold	753,589	3,958,120	$14,082,615	$86,844,402
Reinvestment of distributions	91,169	221,897	1,675,840	4,067,025
Shares redeemed	(1,479,392)	(3,105,093)	(27,760,571)	(62,911,294)
Net increase (decrease)	(634,634)	1,074,924	$(12,002,116)	$28,000,133

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Class A	1.04%
Actual		$1,000.00	$1,048.60	$5.37
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class M	1.27%
Actual		$1,000.00	$1,047.60	$6.55
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class C	1.84%
Actual		$1,000.00	$1,044.70	$9.48
Hypothetical-C		$1,000.00	$1,015.93	$9.35
Class I	.74%
Actual		$1,000.00	$1,050.60	$3.82
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class Z	.62%
Actual		$1,000.00	$1,051.10	$3.21
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $1,026,190 or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class M, Class C, Class I, and Class Z designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class M, Class C, Class I, and Class Z designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Advisor Mid Cap II Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

AMP-ANN-0220
1.801442.115

Item 2.

Code of Ethics

As of the end of the period, December 31, 2019, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$42,000	$100	$5,400	$1,000

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$43,000	$100	$4,800	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2019A	December 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2019A	December 31, 2018A
Deloitte Entities	$580,000	$485,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2020